JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.9%
Aerospace & Defense — 2.4%
Northrop Grumman Corp.	1,004	303,638

Automobiles — 0.6%
Tesla, Inc. * (a)	140	73,238

Banks — 4.0%
Huntington Bancshares, Inc.	16,332	134,089
KeyCorp	9,990	103,593
SVB Financial Group *	828	125,137
Truist Financial Corp.	4,640	143,085

		505,904

Beverages — 4.8%
Coca-Cola Co. (The)	7,421	328,381
Constellation Brands, Inc., Class A	1,943	278,506

		606,887

Biotechnology — 2.5%
AbbVie, Inc. (a)	3,464	263,936
Biogen, Inc. *	186	58,746

		322,682

Capital Markets — 1.5%
Ameriprise Financial, Inc.	728	74,638
Morgan Stanley	3,531	120,056

		194,694

Chemicals — 1.1%
Eastman Chemical Co.	2,989	139,210

Containers & Packaging — 1.1%
Crown Holdings, Inc. *	2,424	140,675

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	6,892	370,331

Electric Utilities — 4.2%
NextEra Energy, Inc.	1,254	301,685
Xcel Energy, Inc.	3,738	225,399

		527,084

Electrical Equipment — 2.3%
Eaton Corp. plc	3,762	292,286

Entertainment — 1.6%
Netflix, Inc. *	557	209,290

Equity Real Estate Investment Trusts (REITs) — 2.9%
Prologis, Inc.	4,582	368,216

Health Care Equipment & Supplies — 4.2%
Baxter International, Inc.	1,764	143,210
Boston Scientific Corp. *	8,406	274,290
Intuitive Surgical, Inc. *	232	114,943

		532,443

Health Care Providers & Services — 5.0%
Cigna Corp.	795	140,900
Quest Diagnostics, Inc.	1,449	116,346
UnitedHealth Group, Inc.	1,534	382,560

		639,806

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	1,104	182,527

Insurance — 1.7%
Arthur J Gallagher & Co.	780	63,609
Progressive Corp. (The)	2,017	148,941

		212,550

Interactive Media & Services — 6.5%
Alphabet, Inc., Class A *	489	568,329
Alphabet, Inc., Class C *	112	130,322
Facebook, Inc., Class A *	752	125,371

		824,022

Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc. *	372	724,420

IT Services — 7.9%
Booz Allen Hamilton Holding Corp.	906	62,183
FleetCor Technologies, Inc. * (a)	591	110,248
Leidos Holdings, Inc.	2,244	205,689
Mastercard, Inc., Class A	1,705	411,834
PayPal Holdings, Inc. *	2,277	218,044

		1,007,998

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	517	146,696

Machinery — 0.6%
Stanley Black & Decker, Inc.	791	79,104

Media — 2.5%
Altice USA, Inc., Class A *	2,691	59,981
Charter Communications, Inc., Class A *	600	261,938

		321,919

Oil, Gas & Consumable Fuels — 1.0%
Diamondback Energy, Inc.	1,480	38,768
Pioneer Natural Resources Co. (a)	1,335	93,647

		132,415

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	3,195	178,066
Eli Lilly & Co. (a)	1,283	177,949

		356,015

Road & Rail — 2.1%
Norfolk Southern Corp. (a)	1,785	260,620

Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc. *	3,332	151,547
Analog Devices, Inc.	1,853	166,112
ASML Holding NV (Registered), NYRS (Netherlands)	735	192,246
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	6,439	307,734
Texas Instruments, Inc.	2,238	223,681

		1,041,320

Software — 10.0%
Microsoft Corp.	6,440	1,015,616
salesforce.com, Inc. *	1,748	251,667

		1,267,283

Specialty Retail — 2.2%
O’Reilly Automotive, Inc. *	694	208,960
Ross Stores, Inc.	745	64,821

		273,781

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	2,005	509,787

TOTAL COMMON STOCKS (Cost $10,581,531)		12,566,841

SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $138,347)	138,361	138,375

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (b) (c) 75,038		75,022
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c) 26,979		26,979

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $102,001)		102,001

TOTAL SHORT-TERM INVESTMENTS (Cost $240,348)		240,376

Total Investments — 100.8% (Cost $10,821,879)		12,807,217
Liabilities in Excess of Other Assets — (0.8)%		(107,730)

Net Assets — 100.0%		12,699,487

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $102,518,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	627	06/2020	USD	80,648	9,133

Abbreviations

USD	United States Dollar

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,807,217	$—	$—	$12,807,217

Appreciation in Other Financial Instruments
Futures Contracts (a)	$9,133	$—	$—	$9,133

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$88,792	$5,980,158	$5,930,424	$(171)	$20	$138,375	138,361	$2,124	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	13,017	591,300	529,300	6	(1)	75,022	75,038	524	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	3,902	414,533	391,456	—	—	26,979	26,979	136	—

Total	$105,711	$6,985,991	$6,851,180	$(165)	$19	$240,376		$2,784	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.